UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
4/30/12 (Unaudited)

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.4%)*

Putnam Absolute Return 100 Fund (Class Y)	277	$2,798
Putnam Absolute Return 300 Fund (Class Y)	—	—
Putnam Absolute Return 500 Fund (Class Y)	1,107	12,420
Putnam Absolute Return 700 Fund (Class Y)	3,647	42,484

Total Absolute Return Funds (cost $55,249)		$57,702

Asset Allocation Funds (89.1%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	37,129	406,196
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	6,777	89,122

Total Asset Allocation Funds (cost $463,207)		$495,318

Fixed Income Funds (0.5%)*

Putnam Money Market Fund (Class A)	2,572	$2,572

Total Fixed Income Funds (cost $2,572)		$2,572

Total Investments (cost $521,028) (a)		$555,592

*Percentages indicated are based on net assets of $555,461

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (10.6%)*

Putnam Absolute Return 100 Fund (Class Y)	5,038	$50,933
Putnam Absolute Return 300 Fund (Class Y)	—	—
Putnam Absolute Return 500 Fund (Class Y)	14,392	161,474
Putnam Absolute Return 700 Fund (Class Y)	47,412	552,347

Total Absolute Return Funds (cost $746,657)		$764,754

Asset Allocation Funds (89.0%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	467,316	5,112,440
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	99,636	1,310,207

Total Asset Allocation Funds (cost $6,349,666)		$6,422,647

Fixed Income Funds (0.5%)*

Putnam Money Market Fund (Class A)	32,827	$32,827

Total Fixed Income Funds (cost $32,827)		$32,827

Total Investments (cost $7,129,150) (a)		$7,220,228

*Percentages indicated are based on net assets of $7,215,507

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (11.2%)*

Putnam Absolute Return 100 Fund (Class Y)	13,739	$138,904
Putnam Absolute Return 300 Fund (Class Y)	—	—
Putnam Absolute Return 500 Fund (Class Y)	21,136	237,146
Putnam Absolute Return 700 Fund (Class Y)	69,633	811,229

Total Absolute Return Funds (cost $1,160,763)		$1,187,279

Asset Allocation Funds (88.4%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	537,654	5,881,935
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	266,062	3,498,717

Total Asset Allocation Funds (cost $9,162,471)		$9,380,652

Fixed Income Funds (0.5%)*

Putnam Money Market Fund (Class A)	47,844	$47,844

Total Fixed Income Funds (cost $47,844)		$47,844

Total Investments (cost $10,371,078) (a)		$10,615,775

*Percentages indicated are based on net assets of $10,611,889

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (12.1%)*

Putnam Absolute Return 100 Fund (Class Y)	33,084	$334,481
Putnam Absolute Return 300 Fund (Class Y)	—	—
Putnam Absolute Return 500 Fund (Class Y)	30,066	337,337
Putnam Absolute Return 700 Fund (Class Y)	99,044	1,153,862

Total Absolute Return Funds (cost $1,790,643)		$1,825,680

Asset Allocation Funds (87.5%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	511,611	5,597,027
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	579,690	7,622,922

Total Asset Allocation Funds (cost $12,740,169)		$13,219,949

Fixed Income Funds (0.4%)*

Putnam Money Market Fund (Class A)	67,622	$67,622

Total Fixed Income Funds (cost $67,622)		$67,622

Total Investments (cost $14,598,434) (a)		$15,113,251

*Percentages indicated are based on net assets of $15,107,048

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (15.2%)*

Putnam Absolute Return 100 Fund (Class Y)	56,713	$573,372
Putnam Absolute Return 300 Fund (Class Y)	4,386	45,874
Putnam Absolute Return 500 Fund (Class Y)	78,362	879,225
Putnam Absolute Return 700 Fund (Class Y)	169,394	1,973,442

Total Absolute Return Funds (cost $3,396,548)		$3,471,913

Asset Allocation Funds (83.4%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	37,578	$435,535
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	282,209	3,087,362
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	1,180,092	15,518,203

Total Asset Allocation Funds (cost $17,979,073)		$19,041,100

Fixed Income Funds (1.5%)*

Putnam Money Market Fund (Class A)	331,969	331,969

Total Fixed Income Funds (cost $331,969)		$331,969

Total Investments (cost $21,707,590) (a)		$22,844,982

*Percentages indicated are based on net assets of $22,840,436

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (21.0%)*

Putnam Absolute Return 100 Fund (Class Y)	85,940	$868,857
Putnam Absolute Return 300 Fund (Class Y)	50,436	527,557
Putnam Absolute Return 500 Fund (Class Y)	145,041	1,627,364
Putnam Absolute Return 700 Fund (Class Y)	299,173	3,485,362

Total Absolute Return Funds (cost $6,389,698)		$6,509,140

Asset Allocation Funds (76.2%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	422,787	$4,900,100
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	1,423,003	18,712,494

Total Asset Allocation Funds (cost $21,950,577)		$23,612,594

Fixed Income Funds (2.8%)*

Putnam Money Market Fund (Class A)	852,026	$852,026

Total Fixed Income Funds (cost $852,026)		$852,026

Total Investments (cost $29,192,301) (a)		$30,973,760

*Percentages indicated are based on net assets of $30,964,307

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (29.1%)*

Putnam Absolute Return 100 Fund (Class Y)	139,691	$1,412,281
Putnam Absolute Return 300 Fund (Class Y)	177,669	1,858,418
Putnam Absolute Return 500 Fund (Class Y)	223,837	2,511,456
Putnam Absolute Return 700 Fund (Class Y)	435,821	5,077,317

Total Absolute Return Funds (cost $10,696,998)		$10,859,472

Asset Allocation Funds (67.1%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,374,808	$15,934,025
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	38,737	373,423
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	655,227	8,616,241

Total Asset Allocation Funds (cost $23,345,648)		$24,923,689

Fixed Income Funds (3.8%)*

Putnam Money Market Fund (Class A)	1,394,327	$1,394,327

Total Fixed Income Funds (cost $1,394,327)		$1,394,327

Total Investments (cost $35,436,973) (a)		$37,177,488

*Percentages indicated are based on net assets of $37,164,299

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (39.1%)*

Putnam Absolute Return 100 Fund (Class Y)	166,379	$1,682,093
Putnam Absolute Return 300 Fund (Class Y)	292,705	3,061,692
Putnam Absolute Return 500 Fund (Class Y)	353,842	3,970,107
Putnam Absolute Return 700 Fund (Class Y)	382,845	4,460,149

Total Absolute Return Funds (cost $13,028,452)		$13,174,041

Asset Allocation Funds (56.0%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	1,380,747	$16,002,854
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	298,052	2,873,223
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $17,927,872)		$18,876,077

Fixed Income Funds (4.9%)*

Putnam Money Market Fund (Class A)	1,664,018	$1,664,018

Total Fixed Income Funds (cost $1,664,018)		$1,664,018

Total Investments (cost $32,620,342) (a)		$33,714,136

*Percentages indicated are based on net assets of $33,703,264

Putnam RetirementReady 2015 Fund	Shares	Value
Absolute Return Funds (49.9%)*

Putnam Absolute Return 100 Fund (Class Y)	170,484	$1,723,595
Putnam Absolute Return 300 Fund (Class Y)	352,065	3,682,604
Putnam Absolute Return 500 Fund (Class Y)	509,361	5,715,027
Putnam Absolute Return 700 Fund (Class Y)	167,845	1,955,391

Total Absolute Return Funds (cost $12,938,783)		$13,076,617

Asset Allocation Funds (44.2%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	441,319	$5,114,889
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	669,540	6,454,364
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $11,045,306)		$11,569,253

Fixed Income Funds (5.9%)*

Putnam Money Market Fund (Class A)	1,552,947	$1,552,947

Total Fixed Income Funds (cost $1,552,947)		$1,552,947

Total Investments (cost $25,537,036) (a)		$26,198,817

*Percentages indicated are based on net assets of $26,191,128

Putnam Retirement Income Fund Lifestyle 1	Shares	Value
Absolute Return Funds (60.1%)*

Putnam Absolute Return 100 Fund (Class Y)	187,586	$1,896,491
Putnam Absolute Return 300 Fund (Class Y)	423,092	4,425,547
Putnam Absolute Return 500 Fund (Class Y)	568,192	6,375,114
Putnam Absolute Return 700 Fund (Class Y)	—	—

Total Absolute Return Funds (cost $12,657,671)		$12,697,152

Asset Allocation Funds (34.0%)*

Putnam Dynamic Asset Allocation Balanced Fund (Class Y)	—	$—
Putnam Dynamic Asset Allocation Conservative Fund (Class Y)	746,732	7,198,494
Putnam Dynamic Asset Allocation Equity Fund (Class Y)	—	—
Putnam Dynamic Asset Allocation Growth Fund (Class Y)	—	—

Total Asset Allocation Funds (cost $6,888,350)		$7,198,494

Fixed Income Funds (5.9%)*

Putnam Money Market Fund (Class A)	1,253,226	$1,253,226

Total Fixed Income Funds (cost $1,253,226)		$1,253,226

Total Investments (cost $20,799,247) (a)		$21,148,872

*Percentages indicated are based on net assets of $21,142,965

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through April 30, 2012 (the reporting period).

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

				Cost for
			Net	federal
	Unrealized	Unrealized	unrealized	income tax
	appreciation	(depreciation)	Appreciation/(depreciation)	purposes
Putnam RetirementReady 2055 Fund	$33,831	$(874)	$32,957	$522,635
Putnam RetirementReady 2050 Fund	144,804	(191,303)	(46,499)	7,266,727
Putnam RetirementReady 2045 Fund	289,646	(234,729)	54,917	10,560,858
Putnam RetirementReady 2040 Fund	481,102	(225,305)	255,797	14,857,454
Putnam RetirementReady 2035 Fund	1,134,781	(132,463)	1,002,318	21,842,664
Putnam RetirementReady 2030 Fund	1,816,538	(35,101)	1,781,437	29,192,323
Putnam RetirementReady 2025 Fund	1,818,854	(78,358)	1,740,496	35,436,992
Putnam RetirementReady 2020 Fund	1,209,119	(115,325)	1,093,794	32,620,342
Putnam RetirementReady 2015 Fund	773,538	(111,766)	661,772	25,537,045
Putnam Retirement Income Fund Lifestyle 1	507,643	(158,043)	349,600	20,799,272

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Transactions with affiliated issuers

Putnam RetirementReady 2055 Fund

Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$1,318	$4,869	$3,358	$32	$—	$2,798
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	5,819	21,045	14,617	261	—	12,420
Putnam Absolute Return 700 Fund	19,831	71,684	49,600	1,135	—	42,484
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	190,948	695,339	467,214	—	30,126	406,196
Putnam Dynamic Asset Allocation Growth Fund	41,923	145,321	101,113	353	—	89,122
Putnam Money Market Fund	1,092	5,496	4,016	—	—	2,572
Totals	$260,931	$943,754	$639,918	$1,781	$30,126	$555,592

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2050 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$56,158	$29,297	$33,240	$709	$—	$50,933
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	176,674	84,947	99,793	4,173	—	161,474
Putnam Absolute Return 700 Fund	601,780	288,722	334,156	18,197	—	552,347
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,739,955	2,467,703	2,699,019	—	493,970	5,112,440
Putnam Dynamic Asset Allocation Growth Fund	1,264,617	645,487	639,799	6,761	—	1,310,207
Putnam Money Market Fund	36,289	29,211	32,673	2	—	32,827
Totals	$7,875,473	$3,545,367	$3,838,680	$29,842	$493,970	$7,220,228

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2045 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$195,863	$71,786	$124,464	$2,057	$—	$138,904
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	359,457	111,088	229,331	6,535	—	237,146
Putnam Absolute Return 700 Fund	1,224,426	377,261	769,772	28,462	—	811,229
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	9,366,189	2,483,559	5,166,077	—	608,715	5,881,935
Putnam Dynamic Asset Allocation Growth Fund	4,825,995	1,498,015	2,792,165	19,321	—	3,498,717
Putnam Money Market Fund	74,660	41,026	67,842	2	—	47,844
Totals	$16,046,590	$4,582,735	$9,149,651	$56,377	$608,715	$10,615,775

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2040 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$503,885	$162,677	$320,897	$5,017	$—	$334,481
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	554,867	148,868	358,034	9,419	—	337,337
Putnam Absolute Return 700 Fund	1,890,069	505,611	1,201,832	41,078	—	1,153,862
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	10,064,680	2,276,256	5,781,561	—	587,004	5,597,027
Putnam Dynamic Asset Allocation Growth Fund	11,669,783	3,007,289	6,806,784	42,642	—	7,622,922
Putnam Money Market Fund	115,282	59,368	107,028	4	—	67,622
Totals	$24,798,566	$6,160,069	$14,576,136	$98,160	$587,004	$15,113,251

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2035 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$904,340	$280,512	$591,165	$9,206	$—	$573,372
Putnam Absolute Return 300 Fund	—	80,777	35,351	521	—	45,874
Putnam Absolute Return 500 Fund	1,303,699	380,653	791,312	26,246	—	879,225
Putnam Absolute Return 700 Fund	2,894,827	847,974	1,722,631	75,056	—	1,973,442
Putnam Dynamic Asset Allocation Balanced Fund	—	704,902	335,835	4,330	—	435,535
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,880,939	1,301,000	3,516,470	—	344,213	3,087,362
Putnam Dynamic Asset Allocation Growth Fund	24,246,587	5,041,964	13,310,890	92,292	—	15,518,203
Putnam Money Market Fund	455,562	207,016	330,609	20	—	331,969
Totals	$35,685,954	$8,844,798	$20,634,263	$207,671	$344,213	$22,844,982

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2030 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$1,178,533	$361,013	$643,657	$13,958	$—	$868,857
Putnam Absolute Return 300 Fund	565,218	357,385	379,817	5,992	—	527,557
Putnam Absolute Return 500 Fund	2,359,702	594,592	1,305,082	48,685	—	1,627,364
Putnam Absolute Return 700 Fund	4,951,458	1,260,585	2,656,225	132,903	—	3,485,362
Putnam Dynamic Asset Allocation Balanced Fund	4,681,172	3,478,163	3,514,009	71,312	—	4,900,100
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	31,594,235	4,874,955	16,958,055	112,317	—	18,712,494
Putnam Money Market Fund	1,300,024	408,706	856,704	66	—	852,026
Totals	$46,630,342	$11,335,399	$26,313,549	$385,233	$—	$30,973,760

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2025 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$1,876,429	$604,513	$1,025,522	$22,364	$—	$1,412,281
Putnam Absolute Return 300 Fund	2,291,528	887,337	1,254,970	20,806	—	1,858,418
Putnam Absolute Return 500 Fund	3,130,883	1,076,225	1,684,133	74,061	—	2,511,456
Putnam Absolute Return 700 Fund	6,986,821	1,898,402	3,715,094	190,834	—	5,077,317
Putnam Dynamic Asset Allocation Balanced Fund	20,705,185	6,285,851	11,249,366	256,831	—	15,934,025
Putnam Dynamic Asset Allocation Conservative Fund	—	571,687	230,160	4,114	—	373,423
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	14,951,336	2,647,178	8,528,530	50,961	—	8,616,241
Putnam Money Market Fund	1,802,238	652,925	1,060,836	93	—	1,394,327
Totals	$51,744,420	$14,624,118	$28,748,611	$620,064	$—	$37,177,488

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2020 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$2,307,408	$623,917	$1,194,831	$29,023	$—	$1,682,093
Putnam Absolute Return 300 Fund	4,120,325	1,225,189	2,162,635	37,344	—	3,061,692
Putnam Absolute Return 500 Fund	4,914,837	1,827,899	2,760,326	127,426	—	3,970,107
Putnam Absolute Return 700 Fund	6,727,782	1,415,086	3,572,408	182,399	—	4,460,149
Putnam Dynamic Asset Allocation Balanced Fund	26,075,092	4,447,038	14,263,086	292,061	—	16,002,854
Putnam Dynamic Asset Allocation Conservative Fund	2,463,355	2,248,965	1,948,159	41,052	—	2,873,223
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	2,285,317	672,543	1,293,842	117	—	1,664,018
Totals	$48,894,116	$12,460,637	$27,195,287	$709,422	$—	$33,714,136

Market values are shown for those securities affiliated at period end.

Putnam RetirementReady 2015 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$2,414,382	$757,826	$1,392,196	$29,645	$—	$1,723,595
Putnam Absolute Return 300 Fund	5,065,750	1,733,792	2,968,090	44,797	—	3,682,604
Putnam Absolute Return 500 Fund	8,057,659	2,293,782	4,588,672	183,475	—	5,715,027
Putnam Absolute Return 700 Fund	3,502,207	643,233	2,117,432	80,037	—	1,955,391
Putnam Dynamic Asset Allocation Balanced Fund	9,987,942	1,608,162	6,270,652	100,428	—	5,114,889
Putnam Dynamic Asset Allocation Conservative Fund	8,764,380	2,873,108	5,265,198	103,551	—	6,454,364
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	2,395,647	624,093	1,466,793	296	—	1,552,947
Totals	$40,187,967	$10,533,996	$24,069,033	$542,229	$—	$26,198,817

Market values are shown for those securities affiliated at period end.

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period
Putnam Absolute Return 100 Fund	$2,612,128	$741,626	$1,393,012	$35,406	$—	$1,896,491
Putnam Absolute Return 300 Fund	6,089,576	1,662,352	3,142,336	58,405	—	4,425,547
Putnam Absolute Return 500 Fund	8,717,716	2,291,250	4,563,914	221,011	—	6,375,114
Putnam Absolute Return 700 Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	9,904,673	2,541,570	5,309,713	116,009	—	7,198,494
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	1,729,325	519,503	995,602	222	—	1,253,226
Totals	$29,053,418	$7,756,301	$15,404,577	$431,053	$—	$21,148,872

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$ 555,592	$ -	$ -	$ 555,592
Putnam RetirementReady 2050 Fund	7,220,228	-	-	7,220,228
Putnam RetirementReady 2045 Fund	10,615,775	-	-	10,615,775
Putnam RetirementReady 2040 Fund	15,113,251	-	-	15,113,251
Putnam RetirementReady 2035 Fund	22,844,982	-	-	22,844,982
Putnam RetirementReady 2030 Fund	30,973,760	-	-	30,973,760
Putnam RetirementReady 2025 Fund	37,177,488	-	-	37,177,488
Putnam RetirementReady 2020 Fund	33,714,136	-	-	33,714,136
Putnam RetirementReady 2015 Fund	26,198,817	-	-	26,198,817
Putnam Retirement Income Fund Lifestyle 1	21,148,872	-	-	21,148,872

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2012